Financial Assets And Liabilities - Summary of managing liquidity risk (Detail) $ in Thousands	Dec. 31, 2025 USD ($) $ / USD	Dec. 31, 2024 USD ($) $ / USD
Liquidity Index [Abstract]
Current assets	$ 895,540	$ 1,052,271
Current liabilities	$ 1,036,223	$ 1,057,754
Liquidity index | $ / USD	0.864	0.994